Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cost of goods sold		$ (719)	$ (1,009)
Gross profit		861	2,398
Operating expenses:
Research and development expenses		9,490	19,650
Selling, general and administrative expenses		11,279	9,819
Total operating expenses		20,769	29,469
Operating loss		(19,908)	(27,071)
Change in fair value of the warrant liability, net		17,493	19,706
Loss on debt extinguishment			(1,123)
Loss on issuance of financial instrument		(1,720)	(2,826)
Interest expense		(4,746)	(7,959)
Other income		2	51
Net loss		(8,879)	(19,222)
Other comprehensive loss:
Foreign currency translation adjustments		(22)	8
Comprehensive loss		$ (8,901)	$ (19,214)
Common share data:
Basic and diluted loss per share	[1]	$ (1,047)	$ (504)
Weighted average number of basic and diluted shares outstanding	[1]	25,900	38,151
Product Revenue [Member]
Revenue		$ 1,101	$ 3,378
Other Revenue [Member]
Revenue		$ 479	$ 29

[1]	reflects, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.